Combined Earnings Per Share - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Description on diluted earnings per share and underlying earnings per share calculation	In calculating underlying earnings per share, net profit attributable to shareholders’ equity is adjusted to eliminate the post-tax impact of non-underlying items.